Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Nov. 06, 2026	Dec. 31, 2026
Dividend Declared for Q4 [Member]
Dividend Payments [Abstract]
Dividend declare date	Nov. 06, 2026
Dividend declared (in dollars per share)	$ 1.45
Dividend payable date	Nov. 30, 2026
Dividend record date	Nov. 23, 2026
Subsequent events [Member] | Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member]
Dividend Payments [Abstract]
Prepayments available for re-borrowing under credit facilities		$ 59.1
Subsequent events [Member] | Nordea Reducing Revolving Credit Facility [Member] | DHT Jaguar [Member]
Dividend Payments [Abstract]
Prepayments available for re-borrowing under credit facilities		$ 26.5